Inventories	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Inventories
	December 31, 2020	December 31, 2019
	$’000	$’000

Gold held on carbon	$1,421	$1,603
Silver and gold concentrate	-	157
Material stockpiles	-	-
Materials and supplies	1,868	1,446
	$3,289	$3,206

In February 2019, the Company closed the Lomada project and put the Cap-Oeste project into care and maintenance. As a result, the carrying value of inventory for these projects has been reviewed for impairment and it was determined that the net realizable value of the inventory was less than the costs incurred in establishing the ore stockpile and therefore a write down of $15.1 million was required and is recorded in cost of sales for the year ended December 31, 2018. An additional write down of $2.37 million was recorded during the year ended December 31, 2019. During the year ended December 31, 2020, there was no write down of inventory.

During the year ended December 31, 2020, the Company expensed $8,789 (2019 – $10,890) (2018 - $23,742) of inventories on the consolidated statements of loss and comprehensive loss.